Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Components of Accumulated Other Comprehensive Income (Loss)
The following table presents the components of accumulated other comprehensive income (loss) as of December 31, 2013, 2014 and 2015:

	Year Ended December 31, 2013			Year Ended December 31, 2014			Year Ended December 31, 2015
	US$			US$			US$
	Foreign currency items	Defined benefit pension plans	Accumulated other comprehensive income (loss)	Foreign currency items	Defined benefit pension plans	Accumulated other comprehensive income (loss)	Foreign currency items	Defined benefit pension plans	Accumulated other comprehensive income (loss)
Beginning balance	3,923	(258)	3,665	4,556	(461)	4,095	3,354	(849)	2,505
Current-period change	633	(203)	430	(1,202)	(388)	(1,590)	(1,868)	(4)	(1,872)

Ending balance	4,556	(461)	4,095	3,354	(849)	2,505	1,486	(853)	633